OPERATING LEASES (Details) - USD ($)								12 Months Ended
	Dec. 19, 2018	Aug. 01, 2018	Jun. 01, 2017	Dec. 19, 2016	Jul. 01, 2015	Oct. 01, 2014	Sep. 01, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases
Future minimum operating lease payments								$ 1,397,351	$ 1,334,061	$ 422,807
Lease expense								403,523	308,037	459,394
Year 1
Leases
Future minimum operating lease payments								479,301	343,564	198,814
Year 2
Leases
Future minimum operating lease payments								478,040	320,999	110,303
Year 3
Leases
Future minimum operating lease payments								338,149	292,845	79,852
Year 4
Leases
Future minimum operating lease payments								$ 101,861	265,873	$ 33,838
Year 5
Leases
Future minimum operating lease payments									$ 110,780
Minneapolis
Leases
Term of lease					69 months		66 months
Additional option term					36 months
Richmond, Canada
Leases
Term of lease	24 months	36 months	60 months	24 months		36 months
Additional option term		24 months				36 months